Debt Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 0
2016	0
2017	0
2018	0
2019	0
Thereafter	2,182.8
Total	$ 2,182.8